Share-based compensation - key assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, non-options granted		40.00%	40.00%
Risk free interest rate, non-options granted		(0.80%)	0.70%
Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)		€ 9.74	€ 13.44
Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)		€ 10.39	€ 15.21
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)	€ 18.79
Expected volatility, non-options granted	41.00%	44.00%
Dividend yield, non-options granted	0.00%	0.00%	0.00%
Risk free interest rate, non-options granted	(0.30%)	(0.80%)
Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)		€ 9.74	€ 13.44
Expected volatility, non-options granted			37.00%
Risk free interest rate, non-options granted			0.70%
Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price, non-options granted (in euros per share)		€ 10.39	€ 15.21
Expected volatility, non-options granted			39.00%
Risk free interest rate, non-options granted			0.80%